T. ROWE PRICE Retirement 2025 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 30 .2%
T. Rowe Price Funds:
New Income Fund  1,854,457 243,064 251,275 190,154,777 1,852,108
Limited Duration Inflation
Focused Bond Fund  597,329 302,328 100,168 156,714,502 825,885
International Bond Fund (USD
Hedged)  622,136 65,027 85,755 60,040,563 611,213
Dynamic Global Bond Fund  433,239 29,357 56,267 41,909,227 420,769
High Yield Fund  336,504 110,543 60,127 62,427,948 413,897
Emerging Markets Bond Fund  393,214 40,237 58,533 36,726,491 409,500
U.S. Treasury Long-Term Index
Fund  259,703 101,492 36,765 21,462,046 244,238
Floating Rate Fund  136,128 87,048 19,337 22,066,272 210,954
Total Bond Mutual Funds (Cost $ 4,928,215 ) 4,988,564
EQUITY MUTUAL FUNDS 68 .3%
T. Rowe Price Funds:
Equity Index 500 Fund  2,388,030 204,039 550,334 22,684,224 2,287,250
Value Fund  1,310,884 254,653 210,456 41,064,641 1,793,704
Growth Stock Fund (2) 1,535,993 75,768 213,257 16,791,768 1,669,606
International Value Equity Fund  836,594 23,754 194,818 60,269,084 890,777
Overseas Stock Fund  844,875 28,151 188,626 70,912,816 881,446
International Stock Fund  787,221 21,495 140,417 39,496,543 852,730
Mid-Cap Growth Fund  463,923 30,107 86,081 4,282,912 494,591
Emerging Markets Stock Fund  511,963 6,541 161,067 8,709,555 493,222
Mid-Cap Value Fund  392,091 20,302 65,962 14,659,900 470,729
Small-Cap Stock Fund  270,317 13,553 51,220 4,792,253 326,113
New Horizons Fund (2) 355,311 41,100 94,887 3,837,464 318,356
Small-Cap Value Fund  236,386 7,721 41,285 5,284,629 306,139
Real Assets Fund  232,408 6,329 28,480 20,555,266 266,396
Emerging Markets Discovery
Stock Fund  5,972 91,238 3,628 7,252,727 113,070
U.S. Large-Cap Core Fund  37,460 56,590 5,380 3,484,782 107,784
Total Equity Mutual Funds (Cost $ 6,519,256 ) 11,271,913

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 338,611 1,401,029 1,525,698 213,942,486 213,942
Total Short-Term Investments (Cost $ 213,942 ) 213,942
Total Investments in Securities 99.8%
(Cost $11,661,413) $ 16,474,419
Other Assets Less Liabilities 0.2% 41,160
Net Assets 100.0% $ 16,515,579
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,349 MSCI EAFE Index contracts 3/21 (145,962) $ (4,477)
Short, 1,152 Russell 2000 E-Mini Index contracts 3/21 (126,674) (16,465)
Short, 2,575 S&P 500 E-Mini Index contracts 3/21 (490,434) (19,194)
Net payments (receipts) of variation margin to date 44,619
Variation margin receivable (payable) on open futures contracts $ 4,483

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 1,675 $ 14,440 $ 8,326
Emerging Markets Bond Fund (2,368) 34,582 17,303
Emerging Markets Discovery Stock Fund 1,576 19,488 739
Emerging Markets Stock Fund 57,948 135,785 5,644
Equity Index 500 Fund 292,420 245,515 36,295
Floating Rate Fund (155) 7,115 5,236
Growth Stock Fund 219,943 271,102 —
High Yield Fund 468 26,977 17,741
International Bond Fund (USD Hedged) 4,019 9,805 8,893
International Stock Fund 52,606 184,431 9,632
International Value Equity Fund 2,928 225,247 22,399
Limited Duration Inflation Focused Bond Fund 8,591 26,396 1,888
Mid-Cap Growth Fund 51,609 86,642 900
Mid-Cap Value Fund 15,907 124,298 7,332
New Horizons Fund 92,374 16,832 —
New Income Fund 20,931 5,862 37,653
Overseas Stock Fund 30,911 197,046 18,846
Real Assets Fund 4,778 56,139 5,951
Small-Cap Stock Fund 29,939 93,463 1,891
Small-Cap Value Fund 11,320 103,317 2,501
U.S. Large-Cap Core Fund 1,788 19,114 1,032
U.S. Treasury Long-Term Index Fund 45,080 (80,192) 3,568
Value Fund 80,631 438,623 26,338
U.S. Treasury Money Fund, 0.09% — — 268
Totals $ 1,024,919 # $ 2,262,027 $ 240,376 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $278,659 of the net realized gain
(loss).
+ Investment income comprised $240,376 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2025 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F157-054Q3 02/21